Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Webus International Limited
Entity Central Index Key	0001941158
Entity File Number	001-42536
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	25/F
Entity Address, Address Line Two	UK Center
Entity Address, Address Line Three	EFC
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	311121
Title of 12(b) Security	Ordinary Shares, par value US$0.0001 per share
Trading Symbol	WETO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	22,000,000
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, NY
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Nan Zheng
Entity Address, Address Line One	25/F
Entity Address, Address Line Two	UK Center
Entity Address, Address Line Three	EFC
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	311121
Country Region	86
City Area Code	571
Local Phone Number	58000026